Deposits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Large-denomination time deposit	$ 100,000
Time deposits, $100,000 or more, domestic	22,249,000	22,720,000
Time deposits include certificates of deposit, $100,000 or more, domestic, interest expense	$ 288,000	$ 341,000	$ 438,000